Net cash and cash equivalents (Details) € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Subclassifications of assets, liabilities and equities [abstract]
Current bank accounts	SFr 309.7			SFr 419.5
Digital wallets	12.5			5.8
Fixed deposit	48.8			227.8
Cash and cash equivalents	371.0	$ 184.6	€ 9.2	653.1	$ 710.0	€ 2.1
Current bank overdrafts	0.0			0.0
Net cash and cash equivalents	371.0			653.1			SFr 90.6	SFr 0.1
thereof restricted cash	SFr 129.5			SFr 0.0